Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Detail)	12 Months Ended
Dec. 31, 2014
21ViaNet Group Limited ("21Vianet HK") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	May 25, 2007
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
21Vianet Data Center Co., Ltd. ("21Vianet China") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jun. 12, 2000	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of technical and consultation services and rental of long-lived assets	[1]
Fastweb International Holdings ("Fastweb Holdings") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[2]
Place of incorporation	Cayman Islands	[2]
Percentage of direct ownership by the Company	100.00%	[2]
Principal activities	Investment holding	[2]
Hongkong Fastweb Holdings Co., Limited ("Fastweb HK") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[2]
Place of incorporation	Hong Kong	[2]
Percentage of direct ownership by the Company	100.00%	[2]
Principal activities	Investment holding	[2]
Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[1],[2]
Place of incorporation	PRC	[1],[2]
Percentage of direct ownership by the Company	100.00%	[1],[2]
Principal activities	Dormant company	[1],[2]
21Vianet (Foshan) Technology Co., Ltd. ("FS Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Dec. 20, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment, provision of technical and internet data center services	[1]
21Vianet Anhui Suzhou Technology Co., Ltd.("SZ Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Nov. 16, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment	[1]
21Vianet Hangzhou Information Technology Co.,Ltd. ("HZ Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 04, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Dormant company	[1]
21Vianet Mobile Limited ("21V Mobile") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[3]
Place of incorporation	Hong Kong	[3]
Percentage of direct ownership by the Company	100.00%	[3]
Principal activities	Investment holding	[3]
Joytone Infotech Co., Ltd. ("SZ Zhuoaiyi") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	100.00%	[1],[3]
Principal activities	Provision of technical and consultation services	[1],[3]
Abitcool (China) Broadband Inc. ("aBitCool DG") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jun. 13, 2014	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of telecommunication services	[1]
WiFire Group Inc. ("WiFire Group") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 07, 2014
Place of incorporation	British Virgin Islands
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Diyixian.com Limited ("Diyixian.com") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 10, 2014	[4]
Place of incorporation	Hong Kong	[4]
Percentage of direct ownership by the Company	100.00%	[4]
Principal activities	Provision of virtual private networks services	[4]
Dermot Holding Limited ("Dermot BVI") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 10, 2014	[4]
Place of incorporation	British Virgin Islands	[4]
Percentage of direct ownership by the Company	100.00%	[4]
Principal activities	Investment holding	[4]
Beijing Yiyun Network Technology Co., Ltd. (formerly known as Beijing aBitCool Network Technology Co., Ltd.) ("21Vianet Technology") | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Oct. 22, 2002	[1],[5]
Place of incorporation	PRC	[1],[5]
Percentage of direct ownership by the Company	0.00%	[1],[5]
Principal activities	Provision of internet data center and managed network services	[1],[5]
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy") | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[1],[3],[5]
Place of incorporation	PRC	[1],[3],[5]
Percentage of direct ownership by the Company	0.00%	[1],[3],[5]
Principal activities	Provision of internet data center, content delivery network services	[1],[3],[5]
aBitCool Small Micro Network Technology (BJ) Co., Ltd. ("aBitCool BJ) | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 01, 2014	[1],[5]
Place of incorporation	PRC	[1],[5]
Percentage of direct ownership by the Company	0.00%	[1],[5]
Principal activities	Provision of telecommunication services	[1],[5]
Shanghai iJoy Information Technology Co., Ltd. ("SH iJoy") | Variable Interest Entities | Held directly by BJ iJoy
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	May 30, 2013	[1],[3],[5]
Place of incorporation	PRC	[1],[3],[5]
Percentage of direct ownership by the Company	0.00%	[1],[3],[5]
Principal activities	Provision of internet data center, content delivery network services	[1],[3],[5]
Shanghai Guotong Network Co., Ltd. ("SH Guotong") | Variable Interest Entities | Held directly by aBitCool BJ
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 31, 2014	[1],[5],[6]
Place of incorporation	PRC	[1],[5],[6]
Percentage of direct ownership by the Company	0.00%	[1],[5],[6]
Principal activities	Provision of content delivery network services	[1],[5],[6]
Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") | Variable Interest Entities | Held Directly by 21 Vianet Technology
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 15, 2006	[1],[5]
Place of incorporation	PRC	[1],[5]
Percentage of direct ownership by the Company	0.00%	[1],[5]
Principal activities	Provision of internet data center and managed network services	[1],[5]
Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") | Variable Interest Entities | Held Directly by 21 Vianet Technology
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 30, 2013	[1],[5],[7]
Place of incorporation	PRC	[1],[5],[7]
Percentage of direct ownership by the Company	0.00%	[1],[5],[7]
Principal activities	Investment holding	[1],[5],[7]
Dongguan Asia Cloud Network Technology Co., Ltd. ("Asia Cloud Technology") | Variable Interest Entities | Held Directly By Asia Cloud Investment
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 16, 2013	[1],[5],[7]
Place of incorporation	PRC	[1],[5],[7]
Percentage of direct ownership by the Company	0.00%	[1],[5],[7]
Principal activities	Dormant company	[1],[5],[7]
Beijing Chengyishidai Network Technology Co., Ltd. ("CYSD") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[5],[8]
Place of incorporation	PRC	[1],[5],[8]
Percentage of direct ownership by the Company	0.00%	[1],[5],[8]
Principal activities	Provision of managed network services	[1],[5],[8]
Zhiboxintong (Beijing) Network Technology Co., Ltd. ("ZBXT") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2010	[1],[5],[8]
Place of incorporation	PRC	[1],[5],[8]
Percentage of direct ownership by the Company	0.00%	[1],[5],[8]
Principal activities	Provision of managed network services	[1],[5],[8]
Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Oct. 08, 2011	[1],[5]
Place of incorporation	PRC	[1],[5]
Percentage of direct ownership by the Company	0.00%	[1],[5]
Principal activities	Provision of managed network services	[1],[5]
Langfang Xunchi Computer Data Processing Co., Ltd. ("LF Xunchi") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Dec. 19, 2011	[1],[5]
Place of incorporation	PRC	[1],[5]
Percentage of direct ownership by the Company	0.00%	[1],[5]
Principal activities	Dormant company	[1],[5]
Beijing Fastweb Network Technology Co., Ltd. ("BJ Fastweb") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 09, 2012	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Percentage of direct ownership by the Company	0.00%	[1],[2],[5]
Principal activities	Provision of internet data center and internet content delivery network services	[1],[2],[5]
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 21, 2013	[1],[5]
Place of incorporation	PRC	[1],[5]
Percentage of direct ownership by the Company	0.00%	[1],[5]
Principal activities	Provision of Office 365 and Windows Azure platform services	[1],[5]
Beijing Tianwang Online Communication Technology Co., Ltd. ("BJ Tianwang") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Feb. 28, 2013	[1],[5],[9]
Place of incorporation	PRC	[1],[5],[9]
Percentage of direct ownership by the Company	0.00%	[1],[5],[9]
Principal activities	Provision of managed network services and virtual private network services	[1],[5],[9]
Beijng Yilong Technology Co., Ltd. ("BJ Yilong") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Feb. 28, 2013	[1],[5],[9]
Place of incorporation	PRC	[1],[5],[9]
Percentage of direct ownership by the Company	0.00%	[1],[5],[9]
Principal activities	Provision of managed network services and virtual private network services	[1],[5],[9]
Beijing Yichengtaihe Investment Co., Ltd | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2014	[1],[10],[5]
Place of incorporation	PRC	[1],[10],[5]
Percentage of direct ownership by the Company	0.00%	[1],[10],[5]
Principal activities	Dormant Company	[1],[10],[5]
Sichuan Aipu Network Co., Ltd. ("SC Aipu") | Variable Interest Entities | Held Directly By LF Xunchi
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	May 31, 2014	[1],[11],[5]
Place of incorporation	PRC	[1],[11],[5]
Percentage of direct ownership by the Company	0.00%	[1],[11],[5]
Principal activities	Provision of community network services and business network services	[1],[11],[5]
DYXnet Limited ("DYXnet") | Variable Interest Entities | Held directly by DYX
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 10, 2014	[4]
Place of incorporation	Hong Kong	[4]
Percentage of direct ownership by the Company	100.00%	[4]
Principal activities	Dormant company	[4]
Shenzhen Diyixian Communication Co., Ltd. ("SZ DYX") | Variable Interest Entities | Held by DYX and LF Xunch
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 10, 2014	[1],[4]
Place of incorporation	PRC	[1],[4]
Percentage of direct ownership by the Company	50.00%	[1],[4]
Principal activities	Provision of virtual private network services	[1],[4]

[1]	Collectively, the "PRC Subsidiaries".
[2]	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interest in Fastweb Holding and its subsidiaries (collectively referred to as "Fastweb") (Note 4).
[3]	On April 30, 2013, the Company acquired 100% equity interest in 21V Mobile and its subsidiaries (collectively referred to as "iJoy") (Note 4).
[4]	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as "Dermot Entities") (Note 4).
[5]	Collectively, the "Consolidated VIEs".
[6]	On August 1, 2014, the Company through its subsidiary, aBitCool BJ acquired 100% equity interest in the entity.
[7]	On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity established these entities for future operations of telecommunication related services (collectively referred to as "Asia Cloud Group") (Note 1(c)).
[8]	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired CYSD, ZBXT and its subsidiaries (collectively, the "Managed Network Entities").
[9]	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in BJ Tianwang and BJ Yilong. (collectively referred to as "Tianwang and Yilong") (Note 4).
[10]	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interest in the entity, which was accounted for an asset acquisition (Note 4).
[11]	On May 31, 2014, the Company and its subsidiary, Langfang Xunchi Computer Data Processing Co., Ltd. ("LF Xunchi"), acquired 50% equity interest plus one shares in SC Aipu and its subsidiaries (collectively referred to as "Aipu Group") (Note 4).